Analysis Of Revenue By Segment - Analysis of Profit From Operations And Diluted Earnings Per Share By Segment (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Reportable Segments [Line Items]
Profit from Operations	£ 4,438	£ 2,574	£ 6,412
Net finance costs	(701)	(325)	(1,094)
Share of post-tax results of associates and joint ventures	232	778	24,209
Profit before taxation	3,969	3,027	29,527
Taxation on ordinary activities	(1,193)	(680)	8,129
Non-controlling interests	86	86	171
Profit attributable to shareholders	£ 2,690	£ 2,261	£ 37,485
Diluted	£ 1.174	£ 1.214	£ 18.276
Retrospective Application of IFRS 15 | Reported
Reportable Segments [Line Items]
Profit from Operations		£ 2,574
Net finance costs		(325)
Share of post-tax results of associates and joint ventures		778
Profit before taxation		3,027
Taxation on ordinary activities		(680)
Non-controlling interests		(86)
Profit attributable to shareholders		£ 2,261
Diluted number of shares		1,863,000,000
Diluted		£ 1.214
Retrospective Application of IFRS 15 | Adjusting Items
Reportable Segments [Line Items]
Profit from Operations		£ 267
Net finance costs		49
Share of post-tax results of associates and joint ventures		(22)
Profit before taxation		294
Taxation on ordinary activities		(48)
Non-controlling interests		(2)
Profit attributable to shareholders		244
Retrospective Application of IFRS 15 | Adjusted
Reportable Segments [Line Items]
Profit from Operations		2,841
Net finance costs		(276)
Share of post-tax results of associates and joint ventures		756
Profit before taxation		3,321
Taxation on ordinary activities		(728)
Non-controlling interests		(88)
Profit attributable to shareholders		£ 2,505
Diluted number of shares		1,863,000,000
Diluted		£ 1.344
IFRS 15 | Reported
Reportable Segments [Line Items]
Profit from Operations	£ 4,438
Net finance costs	(701)
Share of post-tax results of associates and joint ventures	232
Profit before taxation	3,969
Taxation on ordinary activities	(1,193)
Non-controlling interests	(86)
Profit attributable to shareholders	£ 2,690
Diluted number of shares	2,291,000,000
Diluted	£ 1.174
IFRS 15 | Adjusting Items
Reportable Segments [Line Items]
Profit from Operations	£ 380
Net finance costs	35
Share of post-tax results of associates and joint ventures	(37)
Profit before taxation	378
Taxation on ordinary activities	75
Profit attributable to shareholders	453
IFRS 15 | Adjusted
Reportable Segments [Line Items]
Profit from Operations	4,818
Net finance costs	(666)
Share of post-tax results of associates and joint ventures	195
Profit before taxation	4,347
Taxation on ordinary activities	(1,118)
Non-controlling interests	(86)
Profit attributable to shareholders	£ 3,143
Diluted number of shares	2,291,000,000
Diluted	£ 1.372
IFRS 15 | Exchange
Reportable Segments [Line Items]
Profit from Operations	£ 398
Net finance costs	(61)
Share of post-tax results of associates and joint ventures	18
Profit before taxation	355
Taxation on ordinary activities	(90)
Non-controlling interests	(8)
Profit attributable to shareholders	257
IFRS 15 | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from Operations	5,216
Net finance costs	(727)
Share of post-tax results of associates and joint ventures	213
Profit before taxation	4,702
Taxation on ordinary activities	(1,208)
Non-controlling interests	(94)
Profit attributable to shareholders	£ 3,400
Diluted number of shares	2,291,000,000
Diluted	£ 1.484
US | IFRS 15 | Reported
Reportable Segments [Line Items]
Profit from Operations	£ 1,875
US | IFRS 15 | Adjusting Items
Reportable Segments [Line Items]
Profit from Operations	214
US | IFRS 15 | Adjusted
Reportable Segments [Line Items]
Profit from Operations	2,089
US | IFRS 15 | Exchange
Reportable Segments [Line Items]
Profit from Operations	206
US | IFRS 15 | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from Operations	2,295
APME | Retrospective Application of IFRS 15 | Reported
Reportable Segments [Line Items]
Profit from Operations		£ 1,016
APME | Retrospective Application of IFRS 15 | Adjusting Items
Reportable Segments [Line Items]
Profit from Operations		45
APME | Retrospective Application of IFRS 15 | Adjusted
Reportable Segments [Line Items]
Profit from Operations		1,061
APME | IFRS 15 | Reported
Reportable Segments [Line Items]
Profit from Operations	920
APME | IFRS 15 | Adjusting Items
Reportable Segments [Line Items]
Profit from Operations	30
APME | IFRS 15 | Adjusted
Reportable Segments [Line Items]
Profit from Operations	950
APME | IFRS 15 | Exchange
Reportable Segments [Line Items]
Profit from Operations	83
APME | IFRS 15 | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from Operations	1,033
AMSSA | Retrospective Application of IFRS 15 | Reported
Reportable Segments [Line Items]
Profit from Operations		806
AMSSA | Retrospective Application of IFRS 15 | Adjusting Items
Reportable Segments [Line Items]
Profit from Operations		54
AMSSA | Retrospective Application of IFRS 15 | Adjusted
Reportable Segments [Line Items]
Profit from Operations		860
AMSSA | IFRS 15 | Reported
Reportable Segments [Line Items]
Profit from Operations	796
AMSSA | IFRS 15 | Adjusting Items
Reportable Segments [Line Items]
Profit from Operations	33
AMSSA | IFRS 15 | Adjusted
Reportable Segments [Line Items]
Profit from Operations	829
AMSSA | IFRS 15 | Exchange
Reportable Segments [Line Items]
Profit from Operations	91
AMSSA | IFRS 15 | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from Operations	920
ENA | Retrospective Application of IFRS 15 | Reported
Reportable Segments [Line Items]
Profit from Operations		752
ENA | Retrospective Application of IFRS 15 | Adjusting Items
Reportable Segments [Line Items]
Profit from Operations		168
ENA | Retrospective Application of IFRS 15 | Adjusted
Reportable Segments [Line Items]
Profit from Operations		£ 920
ENA | IFRS 15 | Reported
Reportable Segments [Line Items]
Profit from Operations	847
ENA | IFRS 15 | Adjusting Items
Reportable Segments [Line Items]
Profit from Operations	103
ENA | IFRS 15 | Adjusted
Reportable Segments [Line Items]
Profit from Operations	950
ENA | IFRS 15 | Exchange
Reportable Segments [Line Items]
Profit from Operations	18
ENA | IFRS 15 | Adjusted At Constant Currency
Reportable Segments [Line Items]
Profit from Operations	£ 968